STATEMENT OF OPERATIONS - USD ($)			3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2026		Mar. 31, 2025		Jun. 30, 2025		Jun. 30, 2024
Total operating expenses	$ (590)		$ (10,000)
Loss from operations	(590)		(10,000)
Operating expenses
Loss before income tax expenses	(590)		(10,000)
Income tax expenses
Net loss and comprehensive loss	$ (590)		$ (10,000)
Weighted average number of per ordinary shares
Weighted average number of per ordinary shares Basic	100		100
Weighted average number of per ordinary shares Diluted	100		100
Basic Loss per ordinary share	$ (5.90)		$ (100.00)
Diluted Loss per ordinary share	$ (5.90)		$ (100.00)
D. Boral ARC Acquisition I Corp [Member]
Total operating expenses		$ (5,420)	$ (531,741)
Other income:
Interest income on cash held in trust account			2,543,059
Total other income			2,543,059
Operating expenses
Net loss and comprehensive loss		$ 5,420	$ 2,011,318
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class A [Member]
Weighted average number of per ordinary shares
Weighted average number of per ordinary shares Basic			29,200,000
Weighted average number of per ordinary shares Diluted			29,200,000
Basic Loss per ordinary share		$ 0.00	$ 0.07
Diluted Loss per ordinary share		$ 0.00	$ 0.07
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class B [Member]
Weighted average number of per ordinary shares
Weighted average number of per ordinary shares Basic		10,714,286	12,000,000
Weighted average number of per ordinary shares Diluted		10,714,286	12,000,000
Basic Loss per ordinary share		$ 0.00	$ 0.17
Diluted Loss per ordinary share		$ 0.00	$ 0.17
Exascale Labs Inc. [Member]
Revenues			$ 3,754,586		$ 1,862,158		$ 10,561,331		$ 4,475,885		$ 7,015,512		$ 1,319,115
Total operating expenses			(1,808,901)		(859,617)		(4,477,022)		(3,110,926)		(4,150,043)		(1,901,396)
Loss from operations			(1,221,974)		(646,536)		(2,818,657)		(2,462,485)		(3,044,846)		(1,845,829)
Change in fair value of simple agreements for future equity			(1,410,457)		(890,523)		(5,098,320)		(3,716,052)		(4,614,821)		(3,110,518)
Revenues [Abstract]
Cost of revenues			(3,167,659)		(1,649,077)		(8,902,966)		(3,827,444)		(5,910,315)		(1,263,548)
Gross profit			586,927		213,081		1,658,365		648,441		1,105,197		55,567
Operating expenses
Selling and marketing expenses			(104,729)		(378,511)		(310,582)		(726,914)		(989,155)		(262,614)
General and administrative expenses			(468,696)		(103,107)		(928,255)		(268,159)		(362,982)		(273,349)
Research and development expenses			(1,235,476)		(377,999)		(3,238,185)		(2,115,853)		(2,797,906)		(1,365,433)
Loss before income tax expenses			(2,632,431)		(1,537,059)		(7,916,977)		(6,178,537)		(7,659,667)		(4,956,347)
Income tax expenses
Net loss and comprehensive loss			$ (2,632,431)		$ (1,537,059)		$ (7,916,977)		$ (6,178,537)		$ (7,659,667)		$ (4,956,347)
Weighted average number of per ordinary shares
Weighted average number of per ordinary shares Basic			1,500	[1]	1,500	[1]	1,500	[1]	1,500	[1]	1,500	[2]	1,500	[2]
Weighted average number of per ordinary shares Diluted			1,500	[1]	1,500	[1]	1,500	[1]	1,500	[1]	1,500	[2]	1,500	[2]
Basic Loss per ordinary share			$ (1,754.95)	[3]	$ (1,024.70)	[3]	$ (5,277.98)	[3]	$ (4,119.02)	[3]	$ (5,106.44)		$ (3,304.23)
Diluted Loss per ordinary share			$ (1,754.95)	[3]	$ (1,024.70)	[3]	$ (5,277.98)	[3]	$ (4,119.02)	[3]	$ (5,106.44)		$ (3,304.23)

[1]	In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class ordinary share structure. Under this new structure, the Company’s equity is divided into 303 Class A ordinary shares and 1,197 Class B ordinary shares, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A and Class B ordinary shares rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation.
[2]	The Company’s share-based compensation awards are expected to be settled through transfers of existing ordinary shares held by the controlling shareholder, rather than through the issuance of new shares by the Company. The underlying ordinary shares are included in issued and outstanding shares as of the balance sheet date; accordingly, such settlement is not expected to increase the Company’s total issued and outstanding shares. During the years ended June 30, 2024 and 2025, diluted net loss per share is calculated in the same manner as basic net loss per share.
[3]	During the three and nine months ended March 31, 2025 and 2026, diluted net loss per share is calculated in the same manner as basic net loss per share, as the Company was in a net loss position and all potential ordinary shares were anti-dilutive.